            As filed with the Securities and Exchange Commission on May 11, 2006
                                              Securities Act File No. 333-127209

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    Form N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [X]

                         Pre-Effective Amendment No. [ ]

                         Post-Effective Amendment No. 2

                               ING INVESTORS TRUST
               (Exact Name of Registrant as Specified in Charter)

         7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034
               (Address of Principal Executive Offices) (Zip Code)

                                 1-800-992-0180
                  (Registrant's Area Code and Telephone Number)

                              Huey P. Falgout, Jr.
                              ING Investments, LLC
                         7337 East Doubletree Ranch Road
                         Scottsdale, Arizona 85258-2034
                     (Name and Address of Agent for Service)

                                 With copies to:

                             Jeffrey S. Puretz, Esq.
                                   Dechert LLP
                               1775 I Street, N.W.
                            Washington, DC 20006-2401

                                   ----------

                  Approximate Date of Proposed Public Offering:
   As soon as practicable after this Registration Statement becomes effective.

                                   ----------

        It is proposed that this filing will become effective immediately pursuant to Rule 485(b) under the Securities Act of 1933, as amended

                                   ----------


       Title of Securities Being Registered: Shares of Beneficial Interest

      No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the
                   Investment Company Act of 1940, as amended.

================================================================================

                                     PART C:

                                OTHER INFORMATION

ITEM 15. INDEMNIFICATION

Reference is made to Article V, Section 5.4 of the Registrant's Agreement and Declaration of Trust, which is incorporated by reference herein.

Pursuant to Indemnification Agreements between the Trust and each Independent Trustee, the Trust indemnifies each Independent Trustee against any liabilities resulting from the Independent Trustee's serving in such capacity, provided that the Trustee has not engaged in certain disabling conduct.

The Trust has a management agreement with Directed Services Inc. ("DSI"), and the Trust and DSI have various portfolio management agreements with the portfolio managers (the "Agreements"). Generally, the Trust will indemnify DSI and the portfolio managers under the Agreements for acts and omissions by DSI and/or the portfolio managers. Also, DSI will indemnify the portfolio managers under the Agreements for acts and omissions by the portfolio managers. Neither DSI nor the portfolio managers are indemnified for acts or omissions where DSI and/or the portfolio managers commit willful misfeasance, bad faith, gross negligence and/or by reason of reckless disregard.

The Trust has a management agreement with ING Investments, LLC ("ING Investments") with respect to the LifeStyle and American Fund Portfolios.

Generally, the Trust will indemnify ING Investments from and against, any liability for, or any damages, expenses, or losses incurred in connection with, any act or omission connected with or arising out of any services rendered under the management agreement between the Trust and ING Investments, except by reason of willful misfeasance, bad faith, or negligence in the performance of the ING Investment's duties, or by reason of reckless disregard of the its obligations and duties under the agreement.

Section 6 of the Distribution Agreement between the Trust and Directed Services, Inc. ("DSI") provides the following:

DSI shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which this Agreement relates, except a loss resulting from its willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of its reckless disregard of its obligations and duties under this Agreement.

Section 7 of the Administration Agreement between the Trust and ING Funds Services LLC provides the following:

The Administrator may rely on information reasonably believed by it to be accurate and reliable. Except as may otherwise be required by the 1940 Act or the rules thereunder, neither the Administrator nor its stockholders, officers, directors, employees, or agents shall be subject to any liability for, or any damages, expenses, or losses incurred in connection with, any act or omission connected with or arising out of any services rendered under this Agreement, except by reason of willful misfeasance, bad faith, or gross negligence in the performance of the Administrator's duties, or by reason of reckless disregard of the Administrator's obligations and duties under this Agreement. The liability incurred by the Administrator pursuant to this paragraph 7 in any year shall be limited to the revenues of the Administrator derived from the Trust in that fiscal year of the Trust.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Trust's Agreement and Declaration of Trust, its By-laws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by directors, officers or controlling persons or the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 16. EXHIBITS

(1) (a) Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 - previously filed as an exhibit to Post-Effective Amendment no. 51 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, the GCG Trust) filed on April 30, 2003, File No. 33-23512, and incorporated herein by reference.

     (b) Certificate of Amendment dated May 1, 2003 to Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (17) - previously filed as an exhibit to Post-Effective Amendment No. 51 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, the GCG Trust) filed on April 30, 2003, File No. 33-23512, and incorporated herein by reference.

     (c) Amendment #2 dated May 1, 2003 to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 - previously filed as an exhibit to Post-Effective Amendment No. 54 to the Registration Statement on Form N1A of the ING Investors Trust (formerly, The GCG Trust) filed on August 1, 2003, File No. 33-23512, and incorporated herein by reference.

     (d) Amendment #3 dated June 2, 2003 to Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 - previously filed as an exhibit to Post-Effective Amendment No. 54 to the Registration Statement on Form N1A of the ING Investors Trust (formerly, The GCG Trust) filed on August 1, 2003, File No. 33-23512, and incorporated herein by reference.

     (e) Amendment #4 dated June 16, 2003 to Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 - previously filed as an exhibit to Post-Effective Amendment No. 54 to the Registration Statement on Form N1A of the ING Investors Trust (formerly, The GCG Trust) filed on August 1, 2003, File No. 33-23512, and incorporated herein by reference.

     (f) Amendment #5 dated August 25, 2003 to the Trust's Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 - previously filed as an exhibit to Post-Effective Amendment No. 57 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) as filed on November 5, 2003, File No. 33-23512, and incorporated herein by reference.

     (g) Amendment #6 dated September 2, 2003 to The Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 - previously filed as an exhibit to Post-Effective Amendment No. 57 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) as filed on November 5, 2003, File No. 33-23512, and incorporated herein by reference.

     (h) Amendment #7 dated September 2, 2003 to The Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 - previously filed as an exhibit to Post-Effective Amendment No. 57 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) as filed on November 5, 2003, File No. 33-23512, and incorporated herein by reference.

     (i) Amendment #9 dated November 11, 2003 to The Amended and Restated Agreement and Declaration of Trust - previously filed as an exhibit to Post-Effective Amendment No. 59 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on February 27, 2004, File No. 33-23512, and incorporated herein by reference.

     (j) Amendment #10, effective June 2, 2003, to The Amended and Restated Agreement and Declaration of Trust -- previously filed as an exhibit to Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on April 30, 2004, File No. 33-23512, and incorporated herein by reference.

     (k) Amendment #11, effective January 20, 2004, to The Amended and Restated Agreement and Declaration of Trust -- previously filed as an exhibit to Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on April 30, 2004, File No. 33-23512, and incorporated herein by reference.

     (l) Amendment #12, effective February 25, 2004, to The Amended and Restated Agreement and Declaration of Trust -- previously filed as an exhibit to Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on April 30, 2004, File No. 33-23512, and incorporated herein by reference.

     (m) Amendment #13, effective August 1, 2004, to The Amended and Restated Agreement and Declaration of Trust -- previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

     (n) Amendment #14, effective August 6, 2004, to The Amended and Restated Agreement and Declaration of Trust -- previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

     (o) Amendment #15, effective September 3, 2004, to The Amended and Restated Agreement and Declaration of Trust -- previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

     (p) Amendment #16 effective November 8, 2004 to The Amended and Restated Agreement and Declaration of Trust -- previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

     (q) Amendment #17 effective February 1, 2005 to The Amended and Restated Agreement and Declaration of Trust -- previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

     (r) Amendment #18 effective May 2, 2005 to The Amended and Restated Agreement and Declaration of Trust -- previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

     (s) Amendment #19 effective May 2, 2005 to The Amended and Restated Agreement and Declaration of Trust -- previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

     (t) Amendment to The Amended and Restated Agreement and Declaration of Trust with regard to re-designation of ING Mercury Focus Value Portfolio to ING Mercury Large Cap Value Portfolio - previously filed as an Exhibit to Post-Effective Amendment No. 66 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on July 26, 2005, and incorporated herein by reference.

     (u) Amendment to The Amended and Restated Agreement and Declaration of Trust with regard to re-designation of ING Jennison Equity Opportunities Portfolio to ING Wells Fargo Advantage Mid Cap Disciplined Portfolio - previously filed as an Exhibit to Post-Effective Amendment No. 66 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on July 26, 2005, and incorporated herein by reference.

     (v) Amendment to The Amended and Restated Agreement and Declaration of Trust with regard to addition of ING MarketStyle Growth, ING MarketStyle Moderate Growth, ING MarketStyle Moderate, ING MarketPro, and ING VP Index Plus International Equity Portfolios previously filed as an Exhibit to Post-Effective Amendment No. 66 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on July 26, 2005, and incorporated herein by reference.

(2) By-laws - previously filed as an exhibit to Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on May 3, 1999, File No. 33-23512, and incorporated herein by reference.

(3)  Not Applicable.

(4) Form of Agreement and Plan of Reorganization between ING Investors Trust, on behalf of its ING JP Morgan Emerging Markets Equity Portfolio series and ING VP Emerging Markets Fund, Inc. - filed as an Exhibit to the Registrant's Registration Statement on Form N-14 filed electronically on August 4, 2005 and incorporated herein by reference.

(5) Instruments Defining Rights of Security Holders - previously filed as an exhibit to Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on May 3, 1999, File No. 33-23512, and incorporated herein by reference.

(6)  (a)  (i)  Management Agreement dated October 24, 1997 as amended May 24,
               2002 - previously filed as an exhibit to Post-Effective Amendment No. 59 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on February 27, 2004, File No. 33-23512, and incorporated herein by reference.

          (ii) Amended Schedule A -- previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

          (iii) Form of Amended Schedule B Compensation for Services to Series -- previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

          (iv) Form of letter agreement to waive a portion of the management fee for ING Capital Guardian U.S. Equities, ING JPMorgan Small Cap Equity, ING Mercury Focus Value, ING Mercury Large Cap Growth, and ING UBS U.S. Allocation Portfolios -- previously filed as an exhibit to Post-Effective No. 64 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 29, 2005, File No. 33-23512 and incorporated herein by reference.

          (v) Investment Management Agreement dated August 21, 2003 for ING American Funds Growth, ING American Funds International, and ING American Funds Growth-Income Portfolios (20) -- previously filed as an exhibit to Post-Effective No. 57 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on November 5, 2003, File No. 33-23512 and incorporated herein by reference.

          (vi) First Amendment to Investment Management Agreement effective September 2, 2004 -- previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

          (vii) Investment Management Agreement between ING Investors Trust and ING Investments, LLC dated February 25, 2004 (24) -- previously filed as an exhibit to Post-Effective Amendment No. 61 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on April 30, 2004, File No. 33-23512, and incorporated herein by reference.

          (viii) First Amendment to Management Agreement effective September 2, 2004 -- previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

          (ix) Amended Schedule A with respect to the Management Agreement between ING Investors Trust and ING Investments, LLC - previously filed as an Exhibit to Post-Effective Amendment No. 70 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on January 3, 2006, and incorporated herein by reference.

          (x) Investment Management Agreement dated April 29, 2005 with respect to ING FMR(SM) Earnings Growth Portfolio, ING JPMorgan Value Opportunities Portfolio, ING Marsico International Opportunities Portfolio, and ING MFS Utilities Portfolio -- previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

     (b)  Portfolio Management Agreements

          (i) Portfolio Management Agreement with T. Rowe Price Associates, Inc. dated October 24, 1997 -- previously filed as an exhibit to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A of the (formerly, The GCG Trust) ING Investors Trust as filed on May 3, 1999, File No. 33-23512, and incorporated herein by reference.

               (A) Schedule A to Portfolio Management Agreement -- previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

               (B) Amended Schedule B Compensation for Services to Series -- previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

               (C) Amendment to Portfolio Manager Agreement with T. Rowe Price Associates, Inc. -- previously filed as an exhibit to Post-Effective Amendment No. 47 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, the GCG Trust) filed on February 8, 2002, File No. 33-23512, and incorporated herein by reference.

               (D) Second Amendment dated September 1, 2003 to Portfolio Manager Agreement with T. Rowe Price Associates, Inc. -- previously filed as an exhibit to Post-Effective Amendment No. 59 to the Registration Statement on Form N-1A of the ING Investors Trust filed on February 27, 2004, File No. 33-23512, and incorporated herein by reference.

          (ii) Portfolio Management Agreement with Eagle Asset Management, Inc. -- previously filed as an exhibit to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on November 26, 1997, File No. 33-23512, and incorporated herein by reference.

               (A) Schedule A and Amended Schedule B Compensation for Services to Series (25) -- previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

               (B) First Amendment dated September 1, 2003 to Portfolio Manager Agreement with Eagle Asset Management, Inc. -- previously filed as an exhibit to Post-Effective Amendment No. 59 to the Registration Statement on Form N-1A of the ING Investors Trust filed on February 27, 2004, File No. 33-23512, and incorporated herein by reference.

          (iii) Form of Amended and Restated Portfolio Management Agreement with Massachusetts Financial Services Company -- previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

               (A) Termination Letter with regard to ING MFS Research Portfolio dated September 8, 2004 -- previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

          (iv) Form of Portfolio Management Agreement with Baring International Investment Limited dated March 31, 2005 -- previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

          (v) Portfolio Management Agreement with A I M Capital Management, Inc. -- previously filed as an exhibit to Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on May 3, 1999, File No. 33-23512, and incorporated herein by reference.

               (A) Schedule A -- previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

               (B) Amended Schedule B -- previously filed as an exhibit to Post-Effective Amendment No. 59 to the Registration Statement on Form N-1A of the ING Investors Trust filed on February 27, 2004, File No. 33-23512, and incorporated herein by reference.

               (C) Amendment No. 1 to Sub-Advisory Agreement effective January 3, 2000 (9) -- previously filed as an exhibit to Post-Effective Amendment No. 42 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on February 29, 2000, File No. 33-23512, and incorporated herein by reference.

               (D) Amendment #2 effective April 14, 2003 to Sub-Advisory Agreement with AIM Capital Management, Inc. -- previously filed as an exhibit to Post-Effective Amendment No. 57 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on

                    November 5, 2003, File No. 33-23512, and incorporated herein by reference.

               (E) Third Amendment effective July 1, 2003 to Sub-advisory Agreement with AIM Capital Management, Inc. -- previously filed as an exhibit to Post-Effective Amendment No. 59 to the Registration Statement on Form N-1A of the ING Investors Trust filed on February 27, 2004, File No. 33-23512, and incorporated herein by reference.

               (F) Fourth Amendment effective September 1, 2003 to Sub-Advisory Agreement with AIM Capital Management, Inc. -- previously filed as an exhibit to Post-Effective Amendment No. 59 to the Registration Statement on Form N-1A of the ING Investors Trust filed on February 27, 2004, File No. 33-23512, and incorporated herein by reference.

          (vi) Portfolio Management Agreement with Alliance Capital Management L.P. dated February 26, 1999 -- previously filed as an exhibit to Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on May 3, 1999, File No. 33-23512, and incorporated herein by reference.

               (A) Schedule A and Schedule B Compensation for Services to Series -- previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

               (B) First Amendment dated September 1, 2003 to Portfolio Management Agreement with Alliance Capital Management, L.P. -- previously filed as an exhibit to Post-Effective Amendment No. 59 to the Registration Statement on Form N-1A of the ING Investors Trust filed on February 27, 2004, File No. 33-23512, and incorporated herein by reference.

          (vii) Portfolio Management Agreement with Salomon Brothers Asset Management Inc. dated February 1, 2000 -- previously filed as an exhibit to Post-Effective Amendment No. 57 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on November 5, 2003, File No. 33-23512, and incorporated herein by reference.

               (A) Schedule A -- previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

               (B) Amended Schedule B Compensation for Services to Series -- previously filed as an exhibit to Post-Effective Amendment No. 59 to the Registration Statement on Form N-1A of the ING Investors Trust filed on February 27, 2004, File No. 33-23512, and incorporated herein by reference.

               (C) Amendment dated January 1, 2002 to Portfolio Management Agreement with Salomon Brothers Asset Management Inc. -- previously filed as an exhibit to Post-Effective Amendment No. 47 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on February 8, 2002, File No. 33-23512, and incorporated herein by reference.

               (D) Second Amendment dated September 1, 2003 to Portfolio Management Agreement with Salomon Brothers Asset Management, Inc. -- previously filed as an exhibit to Post-Effective Amendment No. 59 to the Registration Statement on Form N-1A of the ING Investors Trust filed on February 27, 2004, File No. 33-23512, and incorporated herein by reference.

          (viii) Portfolio Management Agreement with Capital Guardian Trust Company dated January 28, 2000 -- previously filed as an exhibit to Post-Effective Amendment No. 42 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on February 29, 2000, File No. 33-23512, and incorporated herein by reference.

               (A) Schedule A -- previously filed as an exhibit to Post-Effective Amendment No. 64 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 29, 2005, File No. 33-23512, and incorporated herein by reference.

               (B) Schedule B Compensation for Services to Series -- previously filed as an exhibit to Post-Effective Amendment No. 64 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 29, 2005, File No. 33-23512, and incorporated herein by reference.

               (C) Form of First Amendment dated September 1, 2003 to Portfolio Management Agreement with Capital Guardian Trust Company -- previously filed as an exhibit to Post-Effective Amendment No. 57 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on November 5, 2003, File No. 33-23512, and incorporated herein by reference.

          (ix) Form of Amended and Restated Portfolio Management Agreement with Fidelity Management & Research Company dated May 2, 2005 -- previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

          (x) Portfolio Management Agreement with Goldman Sachs & Company dated May 1, 2001 -- previously filed as an exhibit to Post-Effective Amendment No. 54 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on August 1, 2003, File No. 33-23512, and incorporated herein by reference.

               (A) Assumption Agreement between Goldman Sachs & Co. and Goldman Sachs Asset Management, L.P. dated June 10, 2003 -- previously filed as an exhibit to Post-Effective Amendment No. 54 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on August 1, 2003, File No. 33-23512, and incorporated herein by reference.

               (B) Form of First Amendment dated July 1, 2003 to Portfolio Management Agreement with Goldman Sachs & Company -- previously filed as an exhibit to Post-Effective Amendment No. 57 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on November 5, 2003, File No. 33-23512, and incorporated herein by reference.

               (C) Form of Second Amendment dated September 1, 2003 to Portfolio Management Agreement with Goldman Sachs & Company -- previously filed as an exhibit to Post-Effective Amendment No. 57 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on November 5, 2003, File No. 33-23512, and incorporated herein by reference.

               (D) Amended Schedule B Compensation for Services to Series -- previously filed as an exhibit to Post-Effective Amendment No. 64 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 29, 2005, File No. 33-23512, and incorporated herein by reference.

          (xi) Portfolio Management Agreement with Pacific Investment Management Company, LLC dated April 30, 2001 -- previously filed as an exhibit to Post-Effective Amendment No. 54 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on August 1, 2003, File No. 33-23512, and incorporated herein by reference.

               (A) Amended Schedule A and Amended Schedule B Compensation for Services to Series -- previously filed as an exhibit to Post-Effective Amendment No. 64 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 29, 2005, File No. 33-23512, and incorporated herein by reference.

               (B) Form of First Amendment dated September 1, 2003 to Portfolio Management Agreement with Pacific Investment Management Company, LLC -- previously filed as an exhibit to Post-Effective Amendment No. 57 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on November 5, 2003, File No. 33-23512, and incorporated herein by reference.

          (xii) Portfolio Management Agreement with Morgan Stanley Investment Management Inc. dated May 1, 2002 -- previously filed as an exhibit to Post-Effective Amendment No. 54 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on August 1, 2003, File No. 33-23512, and incorporated herein by reference.

               (A) Schedule A -- previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

               (B) Schedule B -- previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

               (C) Form of First Amendment dated September 1, 2003 to Portfolio Management Agreement with Morgan Stanley Investment Management, Inc. -- previously filed as an exhibit to Post-Effective Amendment No. 57 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on November 5, 2003, File No. 33-23512, and incorporated herein by reference.

               (D) Sub-Advisory Agreement dated December 1, 2003 between Morgan Stanley Investment Management Inc. and Morgan Stanley Investment Management Limited -- previously filed as an exhibit to Post-Effective Amendment No. 59 to the Registration Statement on Form N-1A of the ING Investors Trust filed on February 27, 2004, File No. 33-23512, and incorporated herein by reference.

          (xiii) Portfolio Management Agreement with J.P. Morgan Fleming Asset Management (USA), Inc. dated March 26, 2002 -- previously filed as an exhibit to Post-Effective Amendment No. 54 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on August 1, 2003, File No. 33-23512, and incorporated herein by reference.

               (A) Schedule A and Schedule B Compensation for Services to Series -- previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

               (B) First Amendment dated September 1, 2003 to Portfolio Management Agreement with J.P. Morgan Fleming Asset Management (USA), Inc. -- previously filed as an exhibit to Post-Effective Amendment No. 59 to the Registration Statement on Form N-1A of the ING Investors Trust filed on February 27, 2004, File No. 33-23512, and incorporated herein by reference.

               (C) Assumption letter dated October 28, 2003, to Portfolio Management Agreement with J.P. Morgan Fleming Asset Management (USA), Inc. -- previously filed as an exhibit to Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 30, 2004, File No. 33-23512, and incorporated herein by reference.

          (xiv) Portfolio Management Agreement with Janus Capital Management LLC April 3, 2002 -- previously filed as an exhibit to Post-Effective Amendment No. 54 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on August 1, 2003, File No. 33-23512, and incorporated herein by reference.

               (A) Schedule A -- previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

               (B) Schedule B - Compensation for Services to Series -- previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

               (C) First Amendment effective July 1, 2003 to Portfolio Management Agreement between Janus Capital Management LLC -- previously filed as an exhibit to Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 30, 2004, File No. 33-23512, and incorporated herein by reference.

               (D) Second Amendment dated September 1, 2003 with respect to the Portfolio Management Agreement with Janus Capital Management LLC -- previously filed as an exhibit to Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 30, 2004, File No. 33-23512, and incorporated herein by reference.

               (E) Termination Letter with respect to the Portfolio Management Agreement between Janus Capital Management LLC and Registrant regarding ING Janus Growth and Income Portfolio -- previously filed as an exhibit to Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 30, 2004, File No. 33-23512, and incorporated herein by reference.

          (xv) Portfolio Management Agreement with UBS Global Asset Management (Americas) Inc. dated May 1, 2003 -- previously filed as an exhibit to Post-Effective Amendment No. 57 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on November 5, 2003, File No. 33-23512, and incorporated herein by reference.

               (A) Schedule B - Compensation for Services to Series -- previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

               (B) Form of First Amendment dated September 1, 2003 to Portfolio Management Agreement with UBS Global Asset Management (Americas) Inc. -- previously filed as an exhibit to Post-Effective Amendment No. 57 to the Registration Statement on Form N-1A of the

                    ING Investors Trust (formerly, The GCG Trust) filed on November 5, 2003, File No. 33-23512, and incorporated herein by reference.

          (xvi) Form of Amended and Restated Portfolio Management Agreement with Marsico Capital Management, LLC -- previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

          (xvii) Sub-Advisory Agreement with Julius Baer Investment Management LLC dated September 2, 2003 -- previously filed as an exhibit to Post-Effective Amendment No. 56 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on September 2, 2003, File No. 33-23512, and incorporated herein by reference.

          (xviii) Sub-Advisory Agreement with Aeltus Investment Management, Inc.
               dated August 1, 2003 -- previously filed as an exhibit to Post-Effective Amendment No. 59 to the Registration Statement on Form N-1A of the ING Investors Trust filed on February 27, 2004, File No. 33-23512, and incorporated herein by reference.

               (A) Amended Schedule A with respect to the Sub-Advisory Agreement between Directed Services, Inc. and Aeltus Investment Management, Inc. -- previously filed as an exhibit to Post-Effective Amendment No. 59 to the Registration Statement on Form N-1A of the ING Investors Trust filed on February 27, 2004, File No. 33-23512, and incorporated herein by reference.

               (B) First Amendment dated September 1, 2003 to Portfolio Management Agreement with Aeltus Investment Management, Inc. -- previously filed as an exhibit to Post-Effective Amendment No. 59 to the Registration Statement on Form N-1A of the ING Investors Trust filed on February 27, 2004, File No. 33-23512, and incorporated herein by reference.

          (xix) Sub-Advisory Agreement with ING Investment Management Co. and ING investments, LLC with respect to ING MarketStyle Portfolios - previously filed as an Exhibit to Post-Effective Amendment No. 68 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on October 19, 2005, and incorporated herein by reference.

          (xx) Portfolio Management Agreement with Jennison Associates, LLC dated July 31, 2002 -- previously filed as an exhibit to Post-Effective Amendment No. 57 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on November 5, 2003, File No. 33-23512, and incorporated herein by reference.

               (A) First Amendment dated September 1, 2003 to Portfolio Management Agreement between Jennison Associates, LLC -- previously filed as an exhibit to Post-Effective Amendment No. 59 to the Registration Statement on Form N-1A of the ING Investors Trust filed on February 27, 2004, File No. 33-23512, and incorporated herein by reference.

          (xxi) Portfolio Management Agreement with Fund Asset Management, L.P. dated May 1, 2002 -- previously filed as an exhibit to Post-Effective Amendment No. 57 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on November 5, 2003, File No. 33-23512, and incorporated herein by reference.

               (A) First Amendment dated September 1, 2003 to Portfolio Management Agreement with Fund Asset Management, L.P. -- previously filed as an exhibit to Post-Effective Amendment No. 59 to the Registration Statement on Form N-1A of the ING Investors Trust filed on February 27, 2004, File No. 33-23512, and incorporated herein by reference.

          (xxii) Portfolio Management Agreement with Evergreen Investment Management Company, LLC for ING Evergreen Health Sciences Portfolio and ING Evergreen Omega Portfolio dated May 3, 2004 -- previously filed as an exhibit to Post-Effective Amendment No. 61 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 30, 2004, File No. 33-23512, and incorporated herein by reference.

          (xxiii) Portfolio Management Agreement with Legg Mason Funds
               Management, Inc. dated May 3, 2004 -- previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

          (xxiv) Portfolio Management Agreement with ING Investment Management Advisors B.V., dated March 1, 2004 -- previously filed as an exhibit to Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 30, 2004, File No. 33-23512, and incorporated herein by reference.

               (A) Amended Schedule A with respect to the Portfolio Management Agreement with ING Investment Management Advisors B.V. -- previously filed as an exhibit to Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 30, 2004, File No. 33-23512, and incorporated herein by reference.

               (B) Amended Schedule B, Compensation for Services to the Series, with respect to the Portfolio Management Agreement with ING Investment Management Advisors B.V. -- previously filed as an exhibit to Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 30, 2004, File No. 33-23512, and incorporated herein by reference.

               (C) Termination Letter with respect to the Portfolio Management Agreement between ING Investment Management Advisors B.V. and ING Investors Trust dated February 25, 2005 -- previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

          (xxv) Portfolio Management Agreement with Pioneer Investment Management, Inc. dated April 29, 2005 -- previously filed as an exhibit to Post-Effective Amendment No. 64 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 29, 2005, File No. 33-23512, and incorporated herein by reference.

          (xxvi) Portfolio Management Agreement with OppenheimerFunds, Inc. dated November 8, 2004 -- previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

(7) (a) Amended and Restated Distribution Agreement dated June 14, 1996, as Amended and Restated February 26, 2002 -- previously filed as an exhibit to Post-Effective Amendment No. 51 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on April 30, 2003, File No. 33-23512, and incorporated herein by reference.

     (b) Amendment to Amended and Restated Distribution Agreement as of October 1, 2003 -- previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

     (c) Amended Schedule A effective May 2, 2005 Schedule of Series with respect to ING Investors Trust Amended and Restated Distribution Agreement -- previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

     (d) Distribution Agreement dated August 21, 2003 between ING Investors Trust and Directed Services, Inc. -- previously filed as an exhibit to Post-Effective Amendment No. 57 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on November 5, 2003, File No. 33-23512, and incorporated herein by reference.

          (i) Amendment dated October 1, 2003 to Distribution Agreement dated August 21, 2003 -- previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

          (ii) Amended Schedule A to Distribution Agreement for the American Funds Portfolios and LifeStyle Portfolios -- previously filed as an exhibit to Post-Effective Amendment No. 61 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 30, 2004, File No. 33-23512, and incorporated herein by reference.

     (e) Distribution Agreement dated April 29, 2005 between ING Investors Trust and Directed Services, Inc. -- previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

     (f) Distribution Plan dated November 5, 2003 -- previously filed as an exhibit to Post-Effective Amendment No. 59 to the Registration Statement on Form N-1A of the ING Investors Trust filed on February 27, 2004, File No. 33-23512, and incorporated herein by reference.

          (i) Reduction in fee letter for Class A (to be renamed Service 2 Class) shares dated January 6, 2005 -- previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

     (g) Amended and Restated Shareholder Service and Distribution Plan for Adviser Class (formerly, Retirement Class) dated January 6, 2005 -- previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

          (i) Reduction in fee letter for Adviser Class shares dated January 6, 2005 -- previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

(8)  Not Applicable.

(9) (a) Custody Agreement with The Bank of New York dated January 6, 2003 -- previously filed as an exhibit to Post-Effective Amendment No. 56 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on September 2, 2003, File No. 33-23512, and incorporated herein by reference.

     (b) Foreign Custody Manager Agreement dated January 6, 2003 -- previously filed as an exhibit to Post-Effective Amendment No. 57 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on November 5, 2003, File No. 33-23512, and incorporated herein by reference.

(10) (a) ING Investors Trust Rule 12b-1 Distribution Plan for ING American Fund Growth Portfolio, ING American Funds International Portfolio and ING American Funds Growth - Income Portfolio dated September 2, 2003 -- previously filed as an exhibit to Post-Effective Amendment No. 57 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on November 5, 2003, File No. 33-23512, and incorporated herein by reference.

     (b) Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 for ING Investors Trust approved March 30, 2005 -- previously filed as an exhibit to Post-Effective Amendment No. 64 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 29, 2005, File No. 33-23512, and incorporated herein by reference.

     (c) Amended Schedule A with respect to the Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 for ING Investors Trust. - previously filed as an Exhibit to Post-Effective Amendment No. 69 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on November 28, 2005, and incorporated herein by reference. To be filed with subsequent Post-Effective Amendment.

(11) Opinion and Consent of Counsel -previously filed as an Exhibit to the Registrant's Registration Statement on Form N-14 filed electronically on August 4, 2005 and incorporated herein by reference.

(12) Opinion and Consent of Counsel Supporting Tax Matters and Consequences - filed herewith.

(13) (a)  (i)  Administrative Services Sub-Contract between DSI, Inc. and ING
               Funds Services, LLC dated January 2, 2003 -- previously filed as an exhibit to Post- Effective Amendment No. 54 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on August 1, 2003, File No. 33-23512, and incorporated herein by reference.

               (A) Amended Schedule A to Administrative Services Sub-Contract between DSI, Inc. and ING Funds Services, LLC -- previously filed as an exhibit to Post-Effective Amendment No. 64 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 29, 2005, File No. 33-23512, and incorporated herein by reference.

          (ii) Administrative and Shareholder Service Agreement dated September 27, 2000 by and between Directed Services, Inc. and Security Life of Denver Insurance Company - previously filed as an Exhibit to Post-Effective Amendment No. 66 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on July 26, 2005, and incorporated herein by reference.

          (iii) Administrative and Shareholder Service Agreement dated December 11, 2000 by and between Directed Services, Inc. and Southland Life Insurance Company -- previously filed as an exhibit to Post-Effective Amendment No. 7 to the Registration Statement on Form S-6 for Southland Life Insurance Company and its Southland Separate Account L1 filed with the Securities and Exchange Commission on October 13, 2000, File No. 33-97852, and incorporated herein by reference.

          (iv) Amended and Restated Administration Agreement dated August 21, 2003 as amended and restated April 29, 2005, between ING Investors Trust and ING Funds Services, LLC -- previously filed as an exhibit to Post-Effective Amendment No. 64 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 29, 2005, File No. 33-23512, and incorporated herein by reference.

               (A) Amended Schedule A to the Amended and Restated Administration Agreement - To be filed with subsequent Post-Effective Amendment.

          (v) Administration Agreement dated May 3, 2004 between ING Investors Trust and ING Funds Services, LLC -- previously filed as an exhibit to Post-Effective Amendment No. 61 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 30, 2004, File No. 33-23512, and incorporated herein by reference.

               (A) Amended Schedule A to the Administration Agreement - previously filed as an Exhibit to Post-Effective Amendment No. 66 to the

                    Registration Statement on Form N-1A of the ING Investors Trust as filed on July 26, 2005, and incorporated herein by reference.

     (b) Fund Accounting Agreement with Bank of New York dated January 6, 2003 -- previously filed as an exhibit to Post-Effective Amendment No. 59 to the Registration Statement on Form N-1A of the ING Investors Trust filed on February 27, 2004, File No. 33-23512, and incorporated herein by reference.

     (c) (i) Amended and Restated Shareholder Services Agreement for ING Investors Trust dated April 29, 2005 -- previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

          (ii) Amended Schedule A Schedule of Series with respect to the Amended and Restated Shareholder Service Agreement between ING Investors Trust and Directed Services, Inc. - previously filed as an Exhibit to Post-Effective Amendment No. 69 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on November 28, 2005, and incorporated herein by reference.

          (iii) Shareholder Services Agreement between ING Investors Trust and Directed Services, Inc. dated April 29, 2005 with respect to ING FMR(SM) Earnings Growth, ING JPMorgan Value Opportunities, ING Marsico International Opportunities and ING MFS Utilities Portfolios -- previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

          (iv) Third Party Brokerage Agreement dated March 1, 2002 between The Citation Group of Merrill Lynch, Pierce, Fenner & Smith Incorporated and GCG Trust -- previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

          (v) Securities Lending Agreement and Guaranty with The Bank of New York and Schedule I dated August 7, 2003 -- previously filed as an exhibit to Post-Effective Amendment No. 59 to the Registration Statement on Form N-1A of the ING Investors Trust filed on February 27, 2004, File No. 33-23512, and incorporated herein by reference.

               (A) Global Securities Lending Supplement -- previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

     (d) (i) Organizational Agreement for Golden American Life Insurance Company-- previously filed as an exhibit to Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on May 3, 1999, File No. 33-23512, and incorporated herein by reference.

          (ii) Assignment Agreement dated March 20, 1991 for Organizational Agreement (for Golden American Life Insurance) -- previously filed as an exhibit to Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A of the 33-23512, and incorporated herein by reference.

               (A) Form of Addendum to Organizational Agreement (for Golden American Life Insurance Company) adding Market Manager Series and Value Equity Series -- previously filed as an exhibit to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on November 26, 1997, File No. 33-23512, and incorporated herein by reference.

               (B) Addendum dated September 25, 1995 to the Organizational Agreement adding the Strategic Equity Series -- previously filed as an exhibit to Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on May 3, 1999, File No. 33-23512, and incorporated herein by reference.

               (C) Addendum dated December 29, 1995 to the Organizational Agreement adding the Small Cap Series -- previously filed as an exhibit to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on December 22, 1995, File No. 33-23512, and incorporated herein by reference.

               (D) Form of Addendum to the Organizational Agreement adding Managed Global Series -- previously filed as an exhibit to Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on June 14, 1996, File No. 33-23512, and incorporated herein by reference.

               (E) Addendum dated August 19, 1997 to the Organizational Agreement adding Mid-Cap Growth Series, Research Series, Total Return Series, Growth & Income Series, Value & Growth, Global Fixed Income Series, Growth Opportunities Series, and Developing World Series -- previously filed as an exhibit to Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on September 2, 1997, File No. 33-23512, and incorporated herein by reference.

               (F) Addendum dated February 16, 1999 to the Organizational Agreement adding International Equity Series and the Large Cap Value Series -- previously filed as an exhibit to Post-Effective Amendment No. 42 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on February 29, 2000, File No. 33-23512, and incorporated herein by reference.

               (G) Addendum dated June 15, 1999 to the Organizational Agreement adding Investors Series, All Cap Series and the Large Cap Growth Series -- previously filed as an exhibit to Post-Effective Amendment No. 42 to the Registration Statement on Form N-1A of the ING Investors Trust

                    (formerly, The GCG Trust) filed on February 29, 2000, File No. 33-23512, and incorporated herein by reference.

               (H) Addendum dated May 18, 2000 to the Organizational Agreement adding Diversified Mid-Cap Series, Asset Allocation Growth Series and the Special Situations Series -- previously filed as an exhibit to Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on July 14, 2000, File No. 33-23512, and incorporated herein by reference.

               (I) Addendum dated November 16, 2000 to the Organizational Agreement adding International Equity Series -- previously filed as an exhibit to Post-Effective Amendment No. 44 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on December 1, 2000, File No. 33-23512, and incorporated herein by reference.

               (J) Addendum dated February 22, 2001 to the Organizational Agreement adding Internet Tollkeeper Series -- previously filed as an exhibit to Post-Effective Amendment No. 46 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on April 27, 2001, File No. 33-23512, and incorporated herein by reference.

               (K) Addendum dated February 26, 2002 to the Organizational Agreement adding: Global Franchise, Equity Growth, J.P. Morgan Fleming, Small Cap Equity, Fundamental Growth, Focus Value, International Enhanced EAFE -- previously filed as an exhibit to Post-Effective Amendment No. 48 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on April 24, 2002, File No. 33-23512, and incorporated herein by reference.

          (iii) Organizational Agreement for The Mutual Benefit Life Insurance Company -- previously filed as an exhibit to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on November 26, 1997, File No. 33-23512, and incorporated herein by reference.

               (A) Assignment Agreement for Organizational Agreement (for The Mutual Benefit Life Insurance Company) -- previously filed as an exhibit to Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on May 3, 1999, File No. 33-23512, and incorporated herein by reference.

     (e) (i) Settlement Agreement for Golden American Life Insurance Company -- previously filed as an exhibit to Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on May 3, 1999, File No. 33-23512, and incorporated herein by reference.

          (ii) Assignment Agreement for Settlement Agreement -- previously filed as an exhibit to Post-Effective Amendment No. 35 to the Registration Statement on

               Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on November 26, 1997, File No. 33-23512, and incorporated herein by reference.

          (iii) Settlement Agreement for The Mutual Benefit Life Insurance Company -- previously filed as an exhibit to Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on May 3, 1999, File No. 33-23512, and incorporated herein by reference.

          (iv) Assignment Agreement for Settlement Agreement -- previously filed as an exhibit to Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on May 3, 1999, File No. 33-23512, and incorporated herein by reference.

     (f) (i) Indemnification Agreement dated March 20, 1991 between The Specialty Managers Trust and Directed Services, Inc.-- previously filed as an exhibit to Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on May 3, 1999, File No. 33-23512, and incorporated herein by reference.

          (ii) Form of Indemnification Agreement dated October 25, 2004 by and among Lion Connecticut Holdings Inc. and the registered investment companies identified on Schedule A -- previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

               (A) Form of Schedule A with respect to Indemnification Agreement -- previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

     (g) (i) Participation Agreement dated April 30, 2003 among ING Life Insurance and Annuity Company, The GCG Trust (renamed ING Investors Trust effective May 1, 2003) and Directed Services, Inc. -- previously filed as an exhibit to Post-Effective Amendment No. 54 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on August 1, 2003, File No. 33-23512, and incorporated herein by reference.

          (ii) Participation Agreement dated April 30, 2003 among ReliaStar Life Insurance Company, The GCG Trust (renamed ING Investors Trust effective May 1, 2003) and Directed Services, Inc. -- previously filed as an exhibit to Post-Effective Amendment No. 54 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on August 1, 2003, File No. 33-23512, and incorporated herein by reference.

               (A) Form of First Amendment to Participation Agreement dated May 2004 -- previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

          (iii) Participation Agreement dated April 30, 2003 among ReliaStar Life Insurance Company of New York, The GCG Trust (renamed ING Investors Trust effective May 1, 2003) and Directed Services, Inc. -- previously filed as an exhibit to Post-Effective Amendment No. 54 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on August 1, 2003, File No. 33-23512, and incorporated herein by reference.

               (A) Form of First Amendment to Participation Agreement dated May 2004 -- previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

          (iv) Participation Agreement dated May 1, 2003 among Golden American Life Insurance Company, The GCG Trust and Directed Services, Inc. -- previously filed as an exhibit to Post-Effective Amendment No. 59 to the Registration Statement on Form N-1A of the ING Investors Trust filed on February 27, 2004, File No. 33-23512, and incorporated herein by reference.

          (v) Form of Participation Agreement among Equitable Life Insurance Company of Iowa, The GCG Trust (renamed ING Investors Trust effective May 1, 2003) and Directed Services, Inc. -- previously filed as an exhibit to Post-Effective Amendment No. 51 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on April 30, 2003, File No. 33-23512, and incorporated herein by reference.

          (vi) Form of Participation Agreement dated May 1, 2004 among Security Life of Denver, The GCG Trust (renamed ING Investors Trust effective May 1, 2003), and Directed Services, Inc. -- previously filed as an exhibit to Post-Effective Amendment No. 51 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on April 30, 2003, File No. 33-23512, and incorporated herein by reference.

               (A) Amendment to Private Placement Participation Agreement dated June 27, 2003 -- previously filed as an exhibit to Post-Effective Amendment No. 59 to the Registration Statement on Form N-1A of the ING Investors Trust filed on February 27, 2004, File No. 33-23512, and incorporated herein by reference.

          (vii) Form of Participation Agreement among Southland Life Insurance Company, The GCG Trust (renamed ING Investors Trust effective May 1, 2003), and Directed Services, Inc. -- previously filed as an exhibit to Post-Effective Amendment No. 51 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on April 30, 2003, File No. 33-23512, and incorporated herein by reference.

          (viii) Participation Agreement dated May 1, 2003 among United Life and Annuity Insurance Co., ING Investors Trust, and Directed Services, Inc -- previously filed as an exhibit to Post-Effective Amendment No. 59 to the Registration Statement on Form N-1A of the ING Investors Trust filed on February 27, 2004, File No. 33-23512, and incorporated herein by reference.

          (ix) Form of Fund Participation Agreement dated September 2, 2003 among Golden American Life Insurance Company, Reliastar Life Insurance Company of New York, ING Investors Trust, ING Investments, LLC, Directed Services Inc., American Funds Insurance Series, and Capital Research and Management Company -- previously filed as an exhibit to Post-Effective Amendment No. 57 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on November 5, 2003, File No. 33-23512, and incorporated herein by reference.

          (x) Participation Agreement among ING Investors Trust (formerly, The GCG Trust), Directed Services, Inc., and Security Equity Life Insurance Company -- previously filed as an exhibit to Post-Effective Amendment No. 59 to the Registration Statement on Form N-1A of the ING Investors Trust filed on February 27, 2004, File No. 33-23512, and incorporated herein by reference.

               (A) Assignment of and Amendment #1 to Participation Agreement Among ING Investors Trust, Directed Services, Inc., and Security Equity Life Insurance Company dated October 13, 1994 -- previously filed as an exhibit to Post-Effective Amendment No. 59 to the Registration Statement on Form N-1A of the ING Investors Trust filed on February 27, 2004, File No. 33-23512, and incorporated herein by reference.

          (xi) Form of Fund Participation Agreement dated September 2, 2003, as amended and restated April 2004 among ING USA Annuity and Life Insurance Company, Reliastar Life Insurance Company of New York, ING Investors Trust, ING Investments, LLC, American Funds Insurance Series, and Capital Research and Management Company -- previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

          (xii) Form of Participation Agreement Among ING Investors Trust and ING Insurance Company of America and Directed Services, Inc. dated January 2005 -- previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

     (h) (i) Agency Agreement dated November 30, 2000 between the Funds and DST Systems, Inc. regarding ING American Funds Growth, ING American Funds International and ING American Funds Growth-IncomePortfolios (20)-- previously filed as an exhibit to Post-Effective Amendment No. 57 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on November 5, 2003, File No. 33-23512, and incorporated herein by reference.

     (i) (i) Allocation Agreement dated May 24, 2002 - Fidelity Bond -- previously filed as an exhibit to Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 30, 2004, File No. 33-23512, and incorporated herein by reference.

               (A)  Amended Schedule A with respect to the Allocation Agreement
                    - Blanket Bond -- previously filed as an exhibit to Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 30, 2004, File No. 33-23512, and incorporated herein by reference.

          (ii) Allocation Agreement dated May 24, 2002 - Directors & Officers Liability -- previously filed as an exhibit to Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 30, 2004, File No. 33-23512, and incorporated herein by reference.

               (A)  Amended Schedule A with respect to the Allocation Agreement
                    - Directors and Officers Liability -- previously filed as an exhibit to Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 30, 2004, File No. 33-23512, and incorporated herein by reference.

          (iii) Proxy Agent Fee Allocation Agreement made August 21, 2003 -- previously filed as an exhibit to Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 30, 2004, File No. 33-23512, and incorporated herein by reference.

               (A) Amended Schedule A with respect to the Proxy Agent Fee Allocation Agreement -- previously filed as an exhibit to Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 30, 2004, File No. 33-23512, and incorporated herein by reference.

          (iv) FT Interactive Fee Allocation Agreement made August 21, 2003 -- previously filed as an exhibit to Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 30, 2004, File No. 33-23512, and incorporated herein by reference.

               (A) Amended Schedule A with respect to the FT Interactive Fee Allocation Agreement -- previously filed as an exhibit to Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 30, 2004, File No. 33-23512, and incorporated herein by reference.

               (B) Form of Amended Schedule C with respect to the FT Interactive Data Services Agreement -- previously filed as an exhibit to Post-Effective Amendment No. 61 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 30, 2004, File No. 33-23512, and incorporated herein by reference.

     (j) Form of Investment Company Institute Fee Allocation Agreement -- previously filed as an exhibit to Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 30, 2004, File No. 33-23512, and incorporated herein by reference.

     (k) Form of Securities Class Action Services Fee Allocation Agreement -- previously filed as an exhibit to Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 30, 2004, File No. 33-23512, and incorporated herein by reference.

     (l) (i) Amended and Restated Expense Limitation Agreement dated February 1, 2005 between ING Investments, LLC and ING Investors Trust -- previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

               (A) Amended Schedule A to the Amended and Restated Expense Limitation Agreement ING Investors Trust Operating Expense Limits regarding ING LifeStyle Aggressive Growth, ING LifeStyle Growth, ING LifeStyle Moderate Growth, ING LifeStyle Moderate, ING MarketPro, ING MarketStyle Growth, ING MarketStyle Growth, ING MarketStyle Moderate Growth, ING MarketStyle Moderate, and ING VP Index Plus International Equity Portfolios - previously filed as an Exhibit to Post-Effective Amendment No. 70 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on January 3, 2006, and incorporated herein by reference.

          (ii) Expense Limitation Agreement dated February 1, 2005 between Directed Services, Inc. and ING Investors Trust with respect to ING FMR(SM) Earnings Growth, ING JPMorgan Value Opportunities, ING Marsico International Opportunities, and ING MFS Utilities Portfolios -- previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

          (iii) Expense Limitation Agreement dated January 1, 2005 between Directed Services, Inc. and ING Investors Trust with respect to ING Goldman Sachs Tollkeeper(SM) Portfolio -- previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

               (A) Amended Schedule A to Amended and Restated Expense Limitation Agreement -- previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

               (B) Expense Limitation Letter Agreement dated January 1, 2005 to the Expense Limitation Agreement dated January 1, 2005 with regard to ING Goldman Sachs Tollkeeper(SM) Portfolio -- previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

(14) Consent of independent auditors - previously field as an Exhibit to the Registrant's Registration Statement on Form N-14 filed electronically on August 4, 2005 and incorporated herein by reference.

(15) Not applicable.

(16) Powers of attorney - filed as an Exhibit to the Registrant's Registration Statement on Form N-14 filed electronically on August 4, 2005 and incorporated herein by reference. Powers of Attorney for Patricia W. Chadwick, Trustee and Sheryl K. Pressler, Trustee - filed with Registrant's Registration Statement on Form N-1A filed electronically on January 27, 2006 and incorporated herein by reference.

ITEM 17. UNDERTAKINGS

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act (17 CFR 230.145(c)), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the 1933 Act and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Scottsdale and the State of Arizona on the 11th day of May, 2006.

                                        ING INVESTOR TRUST


                                        By: /s/ Huey P. Falgout, Jr.
                                            ------------------------------------
                                            Huey P. Falgout, Jr.
                                            Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE                                     TITLE                       DATE
---------                                     -----                       ----


---------------------------   President and Chief Executive Officer   May 11, 2006
James M. Hennessy*


---------------------------   Senior Vice President and Chief/        May 11, 2006
Todd Modic*                   Principal Financial Officer


---------------------------   Chairman and Trustee                    May 11, 2006
Jock Patton*


---------------------------   Trustee                                 May 11, 2006
John V. Boyer*


---------------------------   Trustee                                 May 11, 2006
J. Michael Earley*


---------------------------   Trustee                                 May 11, 2006
R. Barbara Gitenstein*


---------------------------   Trustee                                 May 11, 2006
Patrick W. Kenny*


---------------------------   Trustee                                 May 11, 2006
Walter H. May, Jr.*


---------------------------   Trustee                                 May 11, 2006
John G. Turner*

SIGNATURE                                     TITLE                       DATE
---------                                     -----                       ----


---------------------------   Trustee                                 May 11, 2006
David W.C. Putnam*


---------------------------   Trustee                                 May 11, 2006
Roger B. Vincent*


---------------------------   Trustee                                 May 11, 2006
Richard A. Wedemeyer*


---------------------------   Trustee                                 May 11, 2006
Thomas J. McInerney*


---------------------------   Trustee                                 May 11, 2006
Patricia W. Chadwick+


---------------------------   Trustee                                 May 11, 2006
Sheryl K. Pressler+


*+By: /s/ Huey P. Falgout, Jr.
      -------------------------------
      Huey P. Falgout, Jr.

      Attorney-in-Fact**

** Executed pursuant to powers of attorney filed as an Exhibit to the Registrant's Registration Statement filed on Form N-14 filed electronically on August 4, 2005 and incorporated herein by reference.

+ Powers of Attorney for Patricia W. Chadwick, Trustee and Sheryl K. Pressler, Trustee - filed with Registrant's Registration Statement on Form N-1A filed electronically on January 27, 2006 and incorporated herein by reference.

                                  EXHIBIT INDEX

(12) Opinion and Consent of Counsel Supporting Tax Matters and Consequences